INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

Disaggregation of Income (Loss) and Income Tax Expense (Benefit)

The Canadian and foreign components of income (loss) before income taxes were as follows for the years ended December 31, 2025 and 2024 (in thousands):

	December 31, 2025	December 31, 2024
Domestic (Canada)	$(4,413)	$(7,933)
Foreign (United States, Israel and India)	(4,393)	(18,520)
Loss before taxes	$(8,806)	$(26,453)

Income tax benefit consists of the following for the years ended December 31, 2025 and 2024 (in thousands):

	December 31, 2025	December 31, 2024
Current
Federal (Canada)	$—	$—
Provincial (Canada)	—	—
Foreign (United States)	48	—
Foreign (India)	133	—
Total Current	$181	$—

Deferred
Federal (Canada)	—	—
Provincial (Canada)	—	—
Foreign (Israel)	(931)	—
Foreign (United States)	10	—
Total Deferred	$(921)	$—
Total Income Tax Benefit	$(740)	$—

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

Rate Reconciliation

The following table reconciles the Canadian federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2025 and 2024 (in thousands, except percentages):

	December 31, 2025
	Amount	% of Pretax Income (loss)
Canadian national statutory rate	$(1,321)	15.0%
Canadian provincial statutory rate	46	(0.5)%
Foreign tax effects
US
Statutory tax rate difference	(269)	3.1%
Changes in valuation allowances	409	(4.6)%
Nondeductible stock-based compensation	152	(1.7)%
Meals and entertainment (federal impact)	659	(7.5)%
State tax net of federal benefit	(69)	0.8%
Other Items	(151)	1.7%
Israel
Statutory tax rate difference	(35)	0.4%
Nondeductible stock-based compensation	626	(7.1)%
Changes in valuation allowance	(1,456)	16.5%
Other foreign jurisdictions	54	(0.6)%
Nontaxable or nondeductible items
Nondeductible stock - based compensation	330	(3.7)%
Other nondeductible items	35	(0.4)%
Changes in valuation allowances	354	(4.0)%
Other adjustments	(104)	1.2%
Total income tax benefit	$(740)	8.4%

December 31, 2024
Federal statutory rate	27.0%
Statutory rate differential	(1.9)%
Excess benefits on equity compensation	11.7%
Changes in valuation allowance	(31.8)%
Nondeductible expenses	(4.8)%
Other	(0.2)%
Effective income tax rate	—%

The difference between the company’s effective tax rate and its statutory tax rate is primarily attributed to changes in valuation allowance, including the release of a valuation allowance in Israel, stock-based compensation effects, nondeductible meals and entertainment, and foreign tax effects.

In July 2025, the One Big Beautiful Bill Act (the “OBBB”) was enacted into law, extending key provisions of the 2017 Tax Cuts and Jobs Act. The OBBB brought back accelerated depreciation for property acquired and placed in service after January 19, 2025, and restored expensing of domestic research expenditures for years beginning after December 31, 2024. Additionally, the bill amended the interest expenses limitation to EBITDA-based instead of EBIT, international tax provisions on global intangible low-tax income, foreign derived intangible income, and base erosion and anti-abuse tax. The main impact the Company’s adoption of OBBB was that the Company was able to expense domestic research expenditures that previously would have been capitalized and amortized, resulting in a decrease in its capitalized research and development cost deferred tax asset and an increase in its net operating loss carryforward deferred tax asset, both of which were fully offset by a valuation allowance.

Income Taxes Paid (Net of Refunds)

The total income taxes paid (net of refunds) disaggregated by jurisdiction for the years ended December 31, 2025 and 2024 (in thousands):

	December 31, 2025	December 31, 2024
Federal (Canada)	$—	$—
State/Provincial (Canada)	—	—
Foreign (India)	45	—
Total income taxes paid (net of refunds)	$45	$—

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

Disclosure of jurisdictions that make up the majority of the state and local income taxes, net of federal effect category

In 2025, state and local income taxes primarily relate to US state jurisdictions, including Texas, Pennsylvania, and Florida, which comprise the majority (greater than 50 percent) of the state and local income taxes, net of federal effect.

Deferred Income Taxes

The principal components of the Company’s deferred tax assets and liabilities for the years ended December 31, 2025 and 2024 (in thousands):

	December 31, 2025	December 31, 2024
Deferred tax assets:
Research and development costs	$1,419	$4,423
Stock-based compensation	5,627	4,997
Net operating and capital loss carryforward	15,079	13,626
Accrued liabilities and reserves	942	590
Total deferred tax assets	$23,067	$23,636
Valuation allowance	(21,465)	(22,783)
Net deferred tax assets	$1,602	$853

	December 31, 2025	December 31, 2024
Deferred tax liabilities:
Intellectual property	$(278)	$(535)
Property, plant and equipment	(120)	(96)
Software and website development	(189)	(138)
Goodwill	(94)	(84)
Total deferred tax liabilities	$(681)	$(853)
Net deferred tax assets	$921	$—

Valuation Allowance

The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more likely than not that some or all of the deferred tax assets will be realized.

During the fiscal year ended December 31, 2025, the Company utilized prior year net operating loss carryforwards in Israel against current taxable income. After reviewing all available evidence including historical and forecast profits for Israel, the Company reversed the remaining valuation allowance of $0.9 million, resulting in a corresponding deferred tax income.

For all other jurisdictions in which the Company operates and has net operating carryforward losses, the Company cannot conclude that it is more likely than not that the deferred tax assets will be recoverable, thus a full valuation allowance was established.

Net operating loss carryforwards (in thousands):

	December 31, 2025	December 31, 2024
Canada (Federal)	$12,276	$9,909
Israel	4,048	8,038
U.S. Federal	44,680	37,097
U.S. State	39,467	44,144

As of December 31, 2025 and December 31, 2024, the Company had net operating loss carryforwards of approximately $12 million and $10 million for Canadian income tax purposes, $4 million and $8 million for Israeli income tax purposes, $45 million and $37 million for U.S. federal income tax purposes, and $39 million and $44 million for U.S. state income tax purposes, respectively. Immaterial amounts of both U.S. federal and state net operating loss carryforwards will begin to expire in 2034.

Tax Examinations

The Company may be subject to ongoing examination by tax authorities in the jurisdictions in which it operates. The Company regularly assesses the status of these examinations and evaluates the potential for adverse outcomes to determine the adequacy of its provision for income taxes, as well as the provisions for indirect and other taxes, related penalties, and interest. As of December 31, 2025, the Company was not subject to tax examination in any jurisdiction.

Uncertain Tax Positions

The Company had no uncertain tax positions as of December 31, 2025 and December 31, 2024.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024